Finance and investment income, finance costs and revaluation and retranslation of financial instruments - Summary of Finance Income, Finance Costs and Revaluation and Retranslation of Financial Instruments (Detail) - GBP (£)
£ in Millions
		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Statement [Line Items]
Income from equity investments		£ 8.7	£ 18.3	[1]	£ 15.4	[1]
Net interest expense on pension plans		2.9	3.5		3.6
Interest expense related to lease liabilities		98.5	105.1	[1]
Finance costs		312.0	359.1	[1]	279.1	[1]
Revaluation and Retranslation of Financial Instruments		(147.2)	163.8	[1]	(76.3)	[1]
Continuing Operations [member]
Statement [Line Items]
Income from equity investments		8.7	18.3		15.2
Interest income		74.0	80.7		83.7
Finance income		82.7	99.0		98.9
Net interest expense on pension plans		2.9	3.5		3.6
Interest on other long-term employee benefits		3.1	3.9		3.5
Interest expense and similar charges	[2]	205.0	252.0		272.0
Interest expense related to lease liabilities		101.0	99.7
Finance costs		312.0	359.1		279.1
Movements in fair value of treasury instruments		15.4	0.4	[1]	(11.0)	[1]
Premium on the early repayment of bonds			(63.4)	[1]
Revaluation of investments held at fair value through profit or loss		8.0	9.1	[1]	67.8	[1]
Revaluation of put options over non-controlling interests		12.3	(24.3)	[1]	25.9	[1]
Revaluation of payments due to vendors (earnout agreements)		13.4	(3.7)	[1]	46.1	[1]
Retranslation of financial instruments		£ (196.3)	£ 245.7	[1]	£ (205.1)	[1]

[1]	Figures have been restated as described in the accounting policies.
[2]	Interest expense and similar charges are payable on bank overdrafts, bonds and bank loans held at amortised cost.